Income Taxes - Noncapital Losses (Details) $ in Millions	Dec. 31, 2023 USD ($)
Non-capital loss
Amount	$ 40.6
Canada
Non-capital loss
Amount	30.1
Chile
Non-capital loss
Amount	$ 10.5